Consolidated Balance Sheets - USD ($) $ in Millions		Dec. 31, 2022		Dec. 31, 2021
Current Assets
Cash and cash equivalents		$ 120		$ 249
Customer receivables (less allowance for doubtful accounts of $26 and $35)		2,157		1,643
Other receivables (less allowance for doubtful accounts of $2 at both dates)		383		334
Inventories:
Materials and supplies		1,132		1,113
Fossil fuel		358		320
Gas stored		38		36
Derivative assets		1,137	[1]	122
Derivative assets		1,019		116
Margin deposit assets		480		678
Prepayments		294		237
Regulatory assets		1,883		1,223
Other		210		138
Current assets held for sale		1,776		1,182
Total current assets		9,850		7,269
Investments
Nuclear decommissioning trust funds		5,957		7,950
Investment in equity method affiliates	[2]	295		162
Other		325		335
Total investments		6,577		8,447
Property, Plant and Equipment
Property, plant and equipment		75,178		71,496
Accumulated depreciation, depletion and amortization		(23,352)		(22,595)
Total property, plant and equipment, net		51,826		48,901
Deferred Charges and Other Assets
Goodwill	[3]	4,143		4,253
Pension and other postretirement benefit assets		1,479		1,930
Intangible assets, net		796		712
Derivative assets	[5]	1,039	[4]	491
Regulatory assets		8,265		7,886
Other		1,466		1,604
Total deferred charges and other assets		17,188		16,876
Noncurrent Assets Held for Sale		18,802		18,097
Total assets		104,243		99,590
Current Liabilities
Securities due within one year		3,337		838
Short-term debt		3,423		2,314
Accounts payable		1,165		832
Accrued interest, payroll and taxes		910		905
Derivative liabilities	[6]	778		359
Derivative liabilities		772		356
Regulatory liabilities		748		889
Other	[7]	1,697		1,585
Current liabilities held for sale		1,398		954
Total current liabilities		13,450		8,673
Long-Term Debt
Long-term debt		32,515		31,623
Junior subordinated notes		1,387		1,386
Supplemental credit facility borrowings		450		0
Other		232		838
Total long-term debt		34,584		33,847
Deferred Credits and Other Liabilities
Deferred income taxes and investment tax credits		5,397		5,466
Regulatory liabilities		8,417		9,024
Asset retirement obligations		5,062		5,137
Derivative liabilities		625		508
Other		1,276		1,308
Total deferred credits and other liabilities		20,777		21,443
Noncurrent Liabilities Held for Sale		7,551		6,709
Total liabilities		76,362		70,672
Commitments and Contingencies (see Note 23)
Preferred stock (See Note 19)		0		1,610
Shareholders' Equity
Preferred stock (See Note 19)		1,783		1,783
Common stock - no par	[8]	23,605		21,610
Retained earnings		4,065		5,373
Accumulated other comprehensive income (loss)		(1,572)		(1,458)
Shareholders' equity		27,881		27,308
Total shareholders' equity		27,881		27,308
Total liabilities, mezzanine equity and shareholders' equity		104,243		99,590
Virginia Electric and Power Company
Current Assets
Cash and cash equivalents		22		26
Customer receivables (less allowance for doubtful accounts of $26 and $35)		1,578		1,172
Other receivables (less allowance for doubtful accounts of $2 at both dates)		204		112
Affiliated receivables		7		37
Inventories:
Materials and supplies		663		610
Fossil fuel		261		261
Derivative assets	[9]	765	[1]	76
Margin deposit assets		310		167
Prepayments		43		37
Regulatory assets		1,140		850
Other		9		2
Total current assets		5,002		3,350
Investments
Nuclear decommissioning trust funds		3,202		3,734
Other		3		3
Total investments		3,205		3,737
Property, Plant and Equipment
Property, plant and equipment		54,697		49,890
Accumulated depreciation, depletion and amortization		(16,218)		(15,234)
Total property, plant and equipment, net		38,479		34,656
Deferred Charges and Other Assets
Pension and other postretirement benefit assets	[9]	518		431
Intangible assets, net		536		395
Regulatory assets		4,247		4,130
Other	[9]	1,207		1,233
Total deferred charges and other assets		6,508		6,189
Total assets		53,194		47,932
Current Liabilities
Securities due within one year		1,164		313
Short-term debt		941		745
Accounts payable		600		402
Payables to affiliates		255		121
Affiliated current borrowings		2,024		699
Accrued interest, payroll and taxes		270		274
Asset retirement obligations		350		191
Derivative liabilities	[6],[10]	298		134
Regulatory liabilities		506		647
Other		826		567
Total current liabilities		7,234		4,093
Long-Term Debt
Long-term debt		14,916		13,453
Other		65		503
Total long-term debt		14,981		13,956
Deferred Credits and Other Liabilities
Deferred income taxes and investment tax credits		3,452		3,183
Regulatory liabilities		5,499		5,740
Asset retirement obligations		3,743		3,732
Other	[10]	1,040		1,248
Total deferred credits and other liabilities		13,734		13,903
Total liabilities		35,949		31,952
Commitments and Contingencies (see Note 23)
Shareholders' Equity
Common stock - no par	[11]	5,738		5,738
Other paid-in capital		1,113		1,113
Retained earnings		10,385		9,170
Accumulated other comprehensive income (loss)		9		(41)
Shareholders' equity		17,245		15,980
Total liabilities, mezzanine equity and shareholders' equity		$ 53,194		$ 47,932

[1]	Includes $118 million and $6 million reported in current assets held for sale in Dominion Energy's Consolidated Balance Sheets at December 31, 2022 and 2021, respectively.
[2]	Excludes liability to Atlantic Coast Pipeline.
[3]	Goodwill amounts do not contain any accumulated impairment losses.
[4]	Includes $1 million reported in noncurrent assets held for sale in Dominion Energy's Consolidated Balance Sheets at December 31, 2022.
[5]	Virginia Power’s noncurrent derivative assets are presented in other deferred charges and other assets in its Consolidated Balance Sheets.
[6]	Includes $6 million and $3 million reported in current liabilities held for sale in Dominion Energy's Consolidated Balance Sheets at December 31, 2022 and 2021, respectively.
[7]	See Note 9 for amounts attributable to related parties.
[8]	1.8 billion shares authorized; 835 million shares and 810 million shares outstanding at December 31, 2022 and 2021, respectively.
[9]	See Note 25 for amounts attributable to affiliates.
[10]	See Note 25 for amounts attributable to affiliates.
[11]	500,000 shares authorized; 274,723 shares outstanding at December 31, 2022 and 2021.